[Transamerica Life Insurance Company Letterhead]

May 3, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

RE:	Transamerica Corporate Separate Account Sixteen
File No. 333-109579/811-21440

Dear Commissioners:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant’s most recent registration statement filed with the Securities and Exchange Commission on April 28, 2011.

Please contact the undersigned at (319) 355-6115 if you have any questions about this filing.

Sincerely,
/s/ Karen J. Epp
Karen J. Epp
Business Unit General Counsel